UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 29, 2006 to November 15, 2006


Commission File Number of issuing entity: 333-132375-10


              CWHEQ Revolving Home Equity Loan Trust, Series 2006-H
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132375


                                   CWHEQ, Inc.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                          Countrywide Home Loans, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       20-5891691, 20-5891755, 20-5891803
                       ----------------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A            [   ]           [   ]           [ x ]
    2A1A          [   ]           [   ]           [ x ]
    2A1B          [   ]           [   ]           [ x ]
    C             [   ]           [   ]           [ x ]
    R1            [   ]           [   ]           [ x ]
    R2            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I -DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

        On November 15, 2006 a distribution was made to holders of CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Revolving Home Equity Loan Asset Backed Notes, Series 2006-H.

        The distribution report  is attached  as Exhibit 99.2 to this Form 10-D.

PART II - OTHER INFORMATION

Item 7. Significant Enhancement Provider Information.

        Attached as Exhibit 99.1 are the September 30, 2006 financial statements of Financial Guaranty Insurance Company.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        September 30, 2006 financial statements of Financial Guaranty Insurance Company are filed as Exhibit 99.1 hereto.

        Monthly  Statement  to Noteholders  on  November 15,  2006  is  filed as
        Exhibit 99.2 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                           CWHEQ Revolving Home Equity Loan Trust, Series 2006-H (Issuing Entity)

                     By:   Countrywide Home Loans, Inc.
                           (Master Servicer)

                           /s/ Darren Bigby
                           ------------------------
                           Darren Bigby

                     Date: November 29, 2006

EXHIBIT INDEX

Exhibit Number         Description

EX-99.1                September 30, 2006 financial statements
                       of Financial Guaranty Insurance Company

EX-99.2                Monthly Statement to Noteholders



                                  EXHIBIT 99.1
                        Consolidated Financial Statements
              Financial Guaranty Insurance Company and Subsidiaries
                               September 30, 2006

                                    Contents

Consolidated Balance Sheets at September 30, 2006
(Unaudited) and December 31, 2005   ....................................... 1

Consolidated Statements of Income for the Three
Months and Nine Months Ended September 30, 2006
and 2005 (Unaudited)   .................................................... 2

Consolidated Statements of Cash Flows for the
Nine Months Ended September 30, 2006 and 2005
(Unaudited)   ............................................................. 3

Notes to Consolidated Financial Statements
(Unaudited)   ............................................................. 4

                                                          EXHIBIT 99.1
                                      Financial Guaranty Insurance Company and Subsidiaries
                                                   Consolidated Balance Sheets

                                        (Dollars in thousands, except per share amounts)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           September 30       December 31
                                                                               2006              2005
Assets                                                                     (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities, available for sale, at fair value
   (amortized cost of  $3,549,754 in 2006 and $3,277,291 in 2005)          $ 3,549,746       $ 3,258,738
Variable interest entity fixed maturity securities, held to maturity           750,000                 -
   at amortized cost
Short-term investments                                                         159,890           159,334
Total investments                                                            4,459,636         3,418,072

Cash and cash equivalents                                                       55,507            45,077
Accrued investment income                                                       49,504            42,576
Reinsurance recoverable on losses                                                2,126             3,271
Prepaid reinsurance premiums                                                   143,629           110,636
Deferred policy acquisition costs                                               86,990            63,330
Receivable from related parties                                                  2,546             9,539
Property and equipment, net of accumulated depreciation of $1,760 in
   2006 and  $885 in 2005                                                        2,706             3,092
Prepaid expenses and other assets                                               16,176            10,354
Federal income tax receivable                                                        -             2,158
Total assets                                                               $ 4,818,820       $ 3,708,105
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities and stockholder's equity
Liabilities:
-----------------------------------------------------------------------------------------------------------------------------------
    Unearned premiums                                                      $ 1,323,856       $ 1,201,163
    Losses and loss adjustment expenses                                         47,700            54,812
    Ceded reinsurance balances payable                                           8,382             1,615
    Accounts payable and accrued expenses and other liabilities                 35,118            36,359
    Capital lease obligations                                                    3,661             4,262
    Variable interest entity floating rate notes                               750,000                 -
    Accrued investment income - variable interest entity                         1,113                 -
    Federal income taxes payable                                                18,593                 -
    Deferred income taxes                                                       61,693            42,463
Total liabilities                                                            2,250,116         1,340,674
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
-----------------------------------------------------------------------------------------------------------------------------------
   Common stock, par value $1,500 per share; 10,000 shares authorized,
     issued and outstanding                                                     15,000            15,000
   Additional paid-in capital                                                1,900,031         1,894,983
   Accumulated other comprehensive loss, net of tax                              3,144           (13,597)
   Retained earnings                                                           650,529           471,045
Total stockholder's equity                                                   2,568,704        $2,367,431
Total liabilities and stockholder's equity                                 $ 4,818,820       $ 3,708,105
-----------------------------------------------------------------------------------------------------------------------------------
See accompanying notes to unaudited interim financial statements.

Page 1

                                      Financial Guaranty Insurance Company and Subsidiaries
                                                Consolidated Statements of Income
                                                           (Unaudited)

                                                     (Dollars in thousands)

                                                                       Three months ended                 Nine months ended
                                                                          September 30                       September 30
                                                                    2006              2005             2006              2005
                                                          ----------------------------------------------------------------------
Revenues:
   Gross premiums written                                   $      85,030     $      96,787    $     337,571     $     312,526
   Ceded premiums written                                         (18,440)           (4,456)         (53,751)          (24,281)
                                                          ----------------------------------------------------------------------
   Net premiums written                                            66,590            92,331          283,820           288,245
   Change in net unearned premiums                                 (3,852)          (37,537)         (89,775)         (118,911)
                                                          ----------------------------------------------------------------------
   Net premiums earned                                             62,738            54,794          194,045           169,334

   Net investment income                                           35,803            30,125          102,160            85,954
   Net realized (losses) gains                                         (4)               (8)             (15)              110
   Net realized and unrealized gains on credit
   derivative contracts                                             1,110               272              339               272
   Other income                                                       490               130            1,532               646
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------
Total revenues                                                    100,137            85,313          298,061           256,316
                                                          ----------------------------------------------------------------------

Expenses:
   Losses and loss adjustment expenses                                520            20,693           (1,679)           15,016
   Underwriting expenses                                           20,879            22,133           67,776            59,777
   Policy acquisition costs deferred                               (8,736)           (8,169)         (30,243)          (25,796)
   Amortization of deferred policy acquisition costs                1,930             1,873            7,486             5,874
   Other operating expenses                                           425                 -            1,298                 -
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------
Total expenses                                                     15,018            36,530           44,638            54,871
                                                          ----------------------------------------------------------------------

Income before income taxes                                         85,119            48,783          253,423           201,445
Income tax expense                                                 21,556             9,376           63,939            48,740
                                                          ----------------------------------------------------------------------
Net income                                                  $      63,563     $      39,407    $     189,484     $     152,705
                                                          ======================================================================

See accompanying notes to unaudited interim consolidated financial statements.

                                      Financial Guaranty Insurance Company and Subsidiaries
                                              Consolidated Statements of Cash Flows
                                                           (Unaudited)
                                                     (Dollars in thousands)
                                                                                 Nine months ended
                                                                                   September 30,
                                                                              2006               2005
                                                                     --------------------------------------
                                                                     --------------------------------------
Operating activities
Net income                                                               $   189,484        $   152,705
Adjustments to reconcile net income to net cash provided by
   operating activities:
     Amortization of deferred policy acquisition costs                         7,486              5,874
     Policy acquisition costs deferred                                       (30,243)           (25,796)
     Depreciation of property and equipment                                      875                559
     Amortization of fixed maturity securities                                24,973             23,284
     Amortization of short-term investments                                       82                  -
     Net realized (gains) losses on investments                                   15               (110)
     Stock compensation expense                                                5,047                  -
     Change in accrued investment income, prepaid expenses and
       other assets                                                          (12,012)            (6,622)
     Change in net realized and unrealized losses (gains) on credit
       derivative contracts                                                    1,504               (272)
     Change in reinsurance recoverable on losses                               1,145              1,159
     Change in prepaid reinsurance premiums                                  (32,993)            (1,344)
     Change in unearned premiums                                             122,693            120,911
     Change in losses and loss adjustment expenses                            (7,112)             8,334
     Change in receivable from/payable to related parties                      6,993                543
     Change in ceded reinsurance balances payable and accounts
       payable and accrued expenses and other liabilities                      3,797              1,285
     Change in current federal income taxes payable                           20,751              6,394
     Change in deferred federal income taxes                                  14,083              4,091
                                                                     --------------------------------------
Net cash provided by operating activities                                    316,568            290,995
                                                                     --------------------------------------
                                                                     --------------------------------------

Investing activities
Sales and maturities of fixed maturity securities                            124,598             95,891
Purchases of fixed maturity securities                                      (418,167)          (351,501)
Purchases, sales and maturities of short-term investments, net                (1,509)           (32,722)
Receivable for securities sold                                                     -                (56)
Payable for securities purchased                                                   -              1,405
Purchases of fixed assets                                                       (317)              (758)
                                                                     --------------------------------------
                                                                     --------------------------------------
Net cash used in investing activities                                       (295,395)          (287,741)
                                                                     --------------------------------------
                                                                     --------------------------------------

Financing activities
Payment of dividends                                                         (10,000)                 -
Capital contribution                                                               -              8,049
                                                                     --------------------------------------
                                                                     --------------------------------------
Net cash provided by financing activities                                    (10,000)             8,049
                                                                     --------------------------------------
                                                                     --------------------------------------

Effect of exchange rate changes on cash                                         (743)             1,255
                                                                     --------------------------------------
                                                                     --------------------------------------

Net increase (decrease) in cash and cash equivalents                          10,430             12,558
Cash and cash equivalents at beginning of period                              45,077             69,292
                                                                     --------------------------------------
                                                                     --------------------------------------
Cash and cash equivalents at end of period                                    55,507        $    81,850
                                                                     ======================================

See accompanying notes to unaudited interim financial statements.

              Financial Guaranty Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                             (Unaudited) (continued)

                             (Dollars in thousands)

1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc., and "AAA" by Fitch Ratings, Inc. The Company is licensed to engage to write financial guaranty insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and, through a branch, the United Kingdom. In addition, a United Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of all other entities in which the Company has a controlling financial interest. All significant intercompany balances have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for fair presentation have been included. Operating results for the three- and nine-month periods ended September 30, 2006 are not necessarily indicative of results that may be expected for the year ending December 31, 2006. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2005, including the accompanying notes.

Certain 2005 amounts have been reclassified to conform to the 2006 presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

3. Accounting Standards

Review of Financial Guaranty Industry Accounting Practices

The Financial Accounting Standards Board ("FASB") staff is in the process of drafting a pronouncement to address loss reserving, premium recognition and deferred acquisition costs in the financial guaranty industry. Currently, the financial guaranty industry accounts for financial guarantee insurance contracts under Statement of Financial Accounting Standards ("SFAS") No. 60, Accounting and Reporting by Insurance Enterprises, which was developed prior to the emergence of the financial guaranty industry. As it does not specifically address financial guaranty contracts, there has been diversity in the manner in which different financial guarantors account for these contracts. The purpose of the pronouncement would be to provide authoritative guidance on the accounting for financial guaranty contracts issued by insurance companies that are not accounted for as derivative contracts under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. When the FASB issues a final pronouncement, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and deferred acquisition costs. It is not possible to predict the impact the FASB's pronouncement may have on the Company's accounting practices.

Accounting for Uncertainty in Income Taxes

In June 2006, FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"), an interpretation of SFAS No. 109, "Accounting for Income Taxes" ("SFAS 109"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109 and prescribes metrics for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on other matters related to accounting for income taxes. FIN 48 is applicable for fiscal years beginning after December 15, 2006, with early application encouraged if financial statements, including interim financial statements have not been issued for the period of adoption. The Company is currently evaluating the implication of FIN 48 on its financial statements.

4. Premium Refundings

When an obligation insured by the Company is refunded prior to the end of the expected policy coverage period, any remaining unearned premium is recognized. A refunding occurs when an insured obligation is called or legally defeased prior to the stated maturity. Premiums earned include $5,833 and $10,210 for the three months ended September 30, 2006 and 2005, respectively, and $28,598 and $46,166 for the nine months ended September 30, 2006 and 2005, respectively, related to the accelerated recognition of unearned premiums in connection with refundings.

5. Loss and Loss Adjustment Expense Reserves

Loss reserves and loss adjustment expenses are regularly reviewed and updated based on claim payments and the results of surveillance. The Company conducts ongoing insured portfolio surveillance to identify impaired obligations and thereby provide a materially complete recognition of losses for each accounting period. The reserves are necessarily based upon estimates and subjective judgments about the outcomes of future events, and actual results will likely differ from these estimates. At September 30, 2006, the Company had case reserves of $31,399, credit watchlist reserves of $14,954 and an unallocated loss adjustment expense reserve of $1,347. At December 31, 2005, the Company had case reserves of $31,981, credit watchlist reserves of $21,484 and an unallocated loss adjustment expense reserve of $1,347.

Case reserves and credit watchlist reserves at September 30, 2006 included $5,220 and $11,708, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Case reserves and credit watchlist reserves at December 31, 2005 included $8,511 and $13,322, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Given the unprecedented nature of the events and magnitude of damage in the affected areas related to Hurricane Katrina, the loss reserves were necessarily based upon estimates and subjective judgments about the outcomes of future events, including without limitation the amount and timing of any future federal and state aid. The loss reserves will likely be adjusted as additional information becomes available, and such adjustments may have a material impact on future results of operations. However, the Company believes that the losses ultimately incurred as result of Hurricane Katrina will not have a material impact on the Company's consolidated financial position. Loss and loss adjustment expense includes expense related to obligations impacted by Hurricane Katrina of $406 and $21,833 for the three months ended September 30, 2006 and 2005, respectively, and $108 and $21,833 for the nine months ended September 30, 2006 and 2005, respectively.

6. Income Taxes

The Company's federal effective corporate tax rates (24.96% and 20.09% for the three months ended September 30, 2006 and 2005, respectively, and 25.04% and 24.45% for the nine months ended September 30, 2006 and 2005, respectively) are less than the statutory corporate tax of 35% due to permanent differences between financial and taxable income, principally tax-exempt interest.

7. Reinsurance

Net premiums earned are shown net of ceded premiums earned of $5,705 and $6,074 for the three months ended September 30, 2006 and 2005, respectively, and $21,176 and $17,712 for the nine months ended September 30, 2006 and 2005, respectively.

8. Variable Interest Entities

Financial Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46-R"), provides accounting and disclosure rules for determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46-R, and is called a variable interest entity ("VIE"), if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support or
(ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the majority of its expected losses or receive the majority of its expected residual returns. A VIE must be consolidated by its primary beneficiary, which is the party that has a majority of the VIE's expected losses or a majority of its expected residual returns, or both.

Additionally, FIN 46-R requires disclosures for companies that have either a primary or significant variable interest in a VIE. All other entities not considered VIEs are evaluated for consolidation under SFAS No. 94, Consolidation of all Majority-Owned Subsidiaries.

As part of its structured finance business, the Company insures debt obligations or certificates issued by special purpose entities. During the first quarter of 2006, the Company consolidated a third party VIE as a result of financial guarantees provided by the Company on one transaction related to the securitization of life insurance reserves. This third party VIE had assets of $750,000 and an equal amount of liabilities at September 30, 2006, which are shown under "Assets - Variable interest entity fixed maturity securities, held to maturity at amortized cost" and "Liabilities - Variable interest entity floating rate notes," respectively, on the Company's consolidated balance sheet at September 30, 2006.

In addition, accrued investment income includes $1,113 related to the VIE's fixed income maturity securities, and the corresponding liability is shown under "Accrued investment expense-variable interest entity" on the Company's consolidated balance sheet at September 30, 2006. Although the third party VIE is included in the consolidated financial statements, its creditors do not have recourse to the general assets of the Company outside of the financial guaranty policy provided to the VIE. The Company has evaluated its other structured finance transactions and does not believe any of the third party entities involved in these transactions requires consolidation or disclosure under FIN 46-R.

The Company has arranged the issuance of contingent preferred trust securities by a group of special purpose trusts. Each Trust is solely responsible for its obligations, and has been established for the purpose of entering into a put agreement with The Company that obligates the Trusts, at The Company's discretion, to purchase Perpetual Preferred Stock of The Company. The purpose of this arrangement is to provide capital support to The Company by allowing it to obtain immediate access to new capital at its sole discretion at any time through the exercise of the put options. These trusts are considered VIEs under FIN 46-R. However, the Company is not considered a primary beneficiary and therefore is not required to consolidate the trusts.

9. Derivative Instruments

The Company provides credit default swaps ("CDSs") to certain buyers of credit protection by entering into contracts that reference collateralized debt obligations from cash and synthetic structures backed by pools of corporate, consumer or structured finance debt. It also offers credit protection on public finance and structured finance obligations in CDS form. The Company considers
CDS agreements to be a normal extension of its financial guaranty insurance business, although they are considered derivatives for accounting purposes. These agreements are recorded at fair value. The Company believes that the most meaningful presentation of the financial statement impact of these derivatives is to reflect premiums as installments are received, and to record losses and loss adjustment expenses and changes in fair value as incurred. The Company recorded net earned premiums under these agreements of $4,681 and $12,611 for the three and nine months ended September 30, 2006, respectively. The Company recorded net earned premiums under these agreements of $27 for the three and nine months ended September 30, 2005.

The gains or losses recognized by recording these contracts at fair value are determined each quarter based on quoted market prices, if available. If quoted market prices are not available, the determination of fair value is based on internally developed estimates. For the three and nine months ended September 30, 2006, net realized and unrealized gains on credit derivative contracts in the consolidated statements of income include net unrealized gains (losses) of $1,110 and ($1,504), respectively, related to changes in fair value. Net realized and unrealized gains on credit derivative contracts in the consolidated statements of income also include realized gains of $0 and $1,843 for the three and nine months ended September 30, 2006, respectively. For the three and nine months ended September 30, 2005, net realized and unrealized gains on credit derivative contracts in the consolidated statements of income include net unrealized gains of $272 related to changes in fair value.

The mark-to-market gain and (loss) on the CDS portfolio was $169 and ($1,840) at September 30, 2006 and $545 and ($712) at December 31, 2005 and were recorded in other assets and in other liabilities, respectively.

10. Stock Compensation Plan

Employees of the Company may receive stock-based compensation under a FGIC Corp. stock incentive plan that provides for stock-based compensation, including stock options, restricted stock awards and restricted stock units of FGIC Corp. Stock options are granted for a fixed number of shares with an exercise price equal to or greater than the fair value of the shares at the date of the grant. Restricted stock awards and restricted stock units are valued at the fair value of the stock on the grant date. Prior to January 1, 2006, FGIC Corp. and the Company accounted for those plans under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, and related interpretations, as permitted by SFAS No. 123, Accounting for Stock-Based Compensation. No stock-based employee compensation cost related to stock options was allocated to the Company by FGIC Corp. for the six-month period ended June 30, 2005, as all options granted through that date had an exercise price equal to the market value of the underlying common stock on the date of grant. For grants of restricted stock and restricted stock units to the employees of the Company, unearned compensation, equivalent to the fair value of the shares at the date of grant, is allocated to the Company.

Effective January 1, 2006, FGIC Corp. and the Company adopted the fair value recognition provisions of SFAS No. 123(R), Share-Based Payment, using the modified-prospective-transition method. Under that method, compensation cost allocated to the Company for the three- and six-month periods ended June 30, 2006 included compensation cost for all share-based payments granted prior to, but not yet vested as of, January 1, 2006, based on the grant date fair value estimated in accordance with SFAS No. 123(R). FGIC Corp. and the Company estimated the fair value for all stock options at the date of grant using the Black-Scholes-Merton option pricing model. Results for prior periods have not been restated.

As a result of adopting SFAS No. 123(R) effective January 1, 2006, the Company's income before income taxes and net income for the three- and nine-month periods ended September 30, 2006 was impacted as follows:

                                                                  Three months           Nine months
                                                                      ended                 ended
                                                                  September 30,          September 30,
                                                                      2006                  2006
                                                                  -------------------------------------
                        Income before income taxes                 $ (1,566)              $ (4,457)
                        Income tax benefit                              547                  1,559
                                                                  -------------------------------------
                        Net income                                 $ (1,019)              $ (2,898)
                                                                  =====================================

The following table illustrates the effect on net income if the Company had applied the fair value recognition provisions of SFAS No. 123(R) to stock options granted during the three- and nine-month periods ended September 30, 2005. For purposes of this pro forma disclosure, the value of the stock options is amortized to expense over the stock options' vesting periods.


                                                                  Three months           Nine months
                                                                      ended                 ended
                                                                  September 30,          September 30,
                                                                      2005                  2005
                                                                  ------------------------------------
        Net income, as reported                                    $ 35,357              $ 140,839
        Stock option compensation expense determined under fair
        value-based method, net of related tax effects                (566)                 (1,595)
                                                                  -------------------------------------

        Pro forma net income                                       $ 34,791              $ 139,244
                                                                  =====================================

A summary of option activity for the nine-month period ended September 30, 2006 is as follows:

                                                     Number of Shares    Weighted Average
                                                        Subject to      Exercise Price per
                                                         Options               Share
                                                    ---------------------------------------
          Balance at December 31, 2005:                  139,422            $ 804
              Granted                                     38,113              850
              Exercised                                        -                -
              Forfeited                                   (6,116)             776
              Expired                                          -                -
                                                    ---------------------------------------
          Balance at September 30, 2006:                 171,419            $ 815
                                                    =======================================

          Shares  subject to  options  exercisable at:
          September 30, 2006                             49,204             $ 819
          December  31, 2005                             42,630             $ 840

Exercise prices for the stock options outstanding at September 30, 2006 range from $600 to $1,080 per share. At September 30, 2006, the weighted average remaining contractual life of the outstanding options was approximately seven years. Stock options granted from January 1, 2006 through September 30, 2006 vest ratably over four years and expire seven years from the date of grant. All stock options granted prior to December 31, 2005 vest ratably over five years and expire ten years from the date of grant.

The weighted per share fair value of the stock options granted during the nine months ended September 30, 2006 and 2005 was $238.00 and $211.94, respectively, estimated at the date of grant, using the Black-Scholes-Merton option valuation model based on the following assumptions:

                                                Nine months         Nine months
                                                   ended               ended
                                                September 30,       September 30,
                                                   2006                2005
                                             -------------------------------------
             Expected life                         4 Years            5 Years
             Risk-free interest rate                 4.46%             3.691%
             Volatility factor                       25.0%              25.0%
             Dividend yield                              -                  -
                                             -------------------------------------

The total fair value of stock options granted during the nine months ended September 30, 2006 and 2005 was approximately $9,071 and $5,733, respectively.

As of September 30, 2006, there was $7,154 of total unrecognized compensation costs related to unvested stock options granted. These costs are expected to be recognized over a weighted average period of 3.58 years.

Restricted Stock Units

The Company recorded $239 in compensation expense related to the grant of restricted stock units for the three-month period ended September 30, 2006 and no expense for the three-month period ended September 30, 2005, and $639 and $45 for the nine-month periods ended September 30, 2006 and 2005, respectively.

A summary of restricted stock units is as follows:
                                                                                    Weighted
                                                                                  Average Grant
                                                                   Shares        Date Fair Value
                                                              -----------------------------------
                          Balance at December 31, 2005               237             $ 617
                              Granted                              3,275               850
                              Delivered                             (237)              617
                              Forfeited                             (213)              850
                                                              -----------------------------------
                          Balance at September 30, 2006:           3,062             $ 850
                                                              ===================================

As of September 30, 2006 there was $1,691 of total unrecognized compensation costs related to unvested restricted stock awards granted. These costs are expected to be recognized monthly through January 31, 2009.

11. Comprehensive Income

Accumulated other comprehensive loss of the Company consists of net unrealized gains (losses) on investment securities and foreign currency translation adjustments. The components of total comprehensive income (loss) for the three- and six-month periods ended September 30, 2006 and 2005 were as follows:

                                                       Three Months Ended
                                                          September 30,
                                                     2006               2005
                                                --------------------------------
        Net income                                $  63,563          $ 39,407
        Other comprehensive gain (loss)
           income                                    55,555           (30,529)
                                                --------------------------------
        Total comprehensive income                $ 119,118          $  8,878
                                                ================================


                                                        Nine Months Ended
                                                          September 30,
                                                     2006               2005
                                                --------------------------------
        Net income                                $ 189,484          $ 152,705
        Other comprehensive gain (loss)              16,741            (23,548)
                                                --------------------------------
        Total comprehensive income                $ 206,225          $ 129,157
                                                ================================

The components of other comprehensive loss for the three- and six-month periods ended September 30, 2006 and 2005 were as follows:

                                                                Three Months Ended September 30, 2006
                                                        --------------------------------------------------
                                                             Before
                                                              Tax                             Net of Tax
                                                             Amount             Tax             Amount
                                                        --------------------------------------------------
Unrealized holding gains arising during the period        $ 83,621          $ (29,267)        $ 54,354
Less reclassification adjustment for losses realized
   in net income                                                 4                 (2)               2
                                                        --------------------------------------------------
Unrealized gains investments                                83,625            (29,269)          54,356
Foreign currency translation adjustment                      1,847               (648)           1,199
                                                        --------------------------------------------------
Total other comprehensive gain                            $ 85,472          $ (29,917)        $ 55,555
                                                        ==================================================

                                                                Three Months Ended September 30, 2005
                                                        --------------------------------------------------
                                                             Before                           Net of Tax
                                                            Tax Amount         Tax              Amount
                                                        --------------------------------------------------
 Unrealized holding losses arising during the period      $ (43,713)        $ 15,299        $ (28,414)
 Less reclassification adjustment for losses realized
    in net income                                                 8               (3)               5
                                                        --------------------------------------------------
 Unrealized losses on investments                            (43,705)         15,296          (28,409)
 Foreign currency translation adjustment                      (3,263)          1,143           (2,120)
                                                        --------------------------------------------------
 Total other comprehensive loss                           $  (46,968)       $ 16,439        $ (30,529)
                                                        ==================================================


                                                                     Nine Months Ended September
                                                                              30, 2006
                                                        -----------------------------------------------------
                                                             Before
                                                              Tax                             Net of Tax
                                                             Amount             Tax             Amount
                                                        -----------------------------------------------------
Unrealized holding gains arising during the period        $ 18,718           $ (6,551)       $ 12,167
Less reclassification adjustment for losses realized
   in net income                                                15                 (6)              9
                                                        -----------------------------------------------------

Unrealized gains on investments                             18,733             (6,557)         12,176
Foreign currency translation adjustment                      7,025             (2,460)          4,565
                                                        -----------------------------------------------------
Total other comprehensive gain                            $ 25,758             (9,017)       $ 16,741
                                                        =====================================================


                                                                 Nine months ended September 30, 2005
                                                        -----------------------------------------------------
                                                              Before-                            Net of Tax
                                                             Tax Amount         Tax                Amount
                                                        -----------------------------------------------------
Unrealized holding losses arising during the period        $ (27,881)          $ 9,759          $ (18,122)
Less reclassification adjustment for gains realized
   in net income                                                (110)               38                (72)
                                                        -----------------------------------------------------
Unrealized losses on investments                             (27,991)            9,797            (18,194)
Foreign currency translation adjustment                       (8,237)            2,883             (5,354)
                                                        -----------------------------------------------------
Total other comprehensive loss                             $ (36,228)         $ 12,680          $ (23,548)
                                                         ====================================================

12.  Dividend

During the nine-month period ended September 30, 2006, the Company declared and paid a dividend on its common stock in the aggregate amount of $10,000. The dividend was paid on July 5, 2006 to FGIC Corp., the Company's sole stockholder. The dividend was permissible under and computed in accordance with New York State law.

                                  EXHIBIT 99.2
                  CWHEQ Revolving Home Equity Loan Trust 2006-H
                                November 15, 2006


                                Table of Contents
                                                                           Page
Distribution Report   .....................................................  2
Factor Report   ...........................................................  2
Delinquency Group Report   ................................................ 10
Delinquency Group Total Report   .......................................... 10
Bankruptcy Group Report   ................................................. 11
Foreclosure Group Report   ................................................ 11
REO Group Report   ........................................................ 11


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Sean T McCullough
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                   600 Travis
                              Houston, Texas 77002
                    Tel: (713) 216-5122 / Fax: (713) 216-4880

                                        CWHEQ Revolving Home Equity Loan Trust 2006-H
                                                         November 15, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                ENDING
           FACE              PRINCIPAL                                                        REALIZED   DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES     INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
1A        180,000,000.00    180,000,000.00    2,500,085.75    1,289,891.03     3,789,976.78    0.00        0.00      177,499,914.25
2A1A    1,320,000,000.00  1,320,000,000.00   62,044,923.52    9,459,200.89    71,504,124.41    0.00        0.00    1,257,955,076.48
2A1B      500,000,000.00    500,000,000.00   23,501,864.97    3,583,030.64    27,084,895.61    0.00        0.00      476,498,135.03
C                   0.00              0.00            0.00            0.01             0.01    0.00        0.00                0.00
R1                  0.00              0.00            0.00            0.00             0.00    0.00        0.00                0.00
R2                100.00            100.00          100.00            0.00           100.00    0.00        0.00                0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  2,000,000,100.00  2,000,000,100.00   88,046,974.24   14,332,122.57   102,379,096.81    0.00        0.00    1,911,953,125.76
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL          PRINCIPAL       INTEREST         TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
1A         126686AA2      1,000.00000000      13.88936528      7.16606128      21.05542656       986.11063472        5.488898%
2A1A       126686AB0      1,000.00000000      47.00372994      7.16606128      54.16979122       952.99627006        5.488898%
2A1B       126686AC8      1,000.00000000      47.00372994      7.16606128      54.16979122       952.99627006        5.488898%
R2         126686AF1      1,000.00000000   1,000.00000000      0.00000000   1,000.00000000         0.00000000        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    1,000.00000000      44.02348492      7.16606093      51.18954585       955.97651508
-----------------------------------------------------------------------------------------------------------------------------------

                                         CWHEQ Revolving Home Equity Loan Trust 2006-H
                                                         November 15, 2006

General Information:
Record Date                                                                                                          11/14/2006
LIBOR Determination Date                                                                                             11/13/2006
Payment Date                                                                                                         11/15/2006
Determination Date                                                                                                   11/10/2006
Interest Period
Beginning                                                                                                            09/29/2006
Ending                                                                                                               11/14/2006
Number of Days in Interest Period                                                                                            47
Collection Period
Beginning                                                                                                            09/26/2006
Ending                                                                                                               10/31/2006

ACCOUNTS

COLLECTION ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Collections on Mortgage Loans
Interest payments on Mortgage Loans                                                                               11,973,867.69
Principal payments on Mortgage Loans                                                                             140,384,258.41
Purchase Price (for Mortgage Loans modified by the Master Servicer)                                                  651,655.67
Purchase Price (for delinquent Mortgage Loans purchased by the Master Servicer)                                            0.00
Purchase Price (for Mortgage Loans that didn't meet representations and warranties)                                  485,694.39
Transfer Deposit Amount                                                                                                    0.00
Net Liquidation Proceeds (net of Foreclosure Profits)                                                                      0.00
Insurance Proceeds                                                                                                         0.00
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Servicer Advances                                                                                                  6,645,047.02
Termination purchase price (for 10% clean-up call)                                                                         0.00
Other Proceeds / Amounts
Amount Related To Principal                                                                                          181,319.53
Others                                                                                                                   145.41
Total Deposits                                                                                                   160,321,988.12

Deposit from Master Servicer of collections after the Cut-off Date
but prior to the Closing Date (excluding accrued interest)                                                                 0.00

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Amount withdrawn to purchase Additional Balances                                                                           0.00
Amount transferred to Payment Account                                                                            159,601,573.57
Other Permitted Withdrawal per the Sale and Servicing Agreement                                                      720,414.56
Total Withdrawals                                                                                                160,321,988.13

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

PAYMENT ACCOUNT

Beginning Balance                                                                                                          0.00

Deposits
Deposit from Collection Account                                                                                  159,601,573.57
Deposits by Master Servicer for losses on Eligible Investments                                                             0.00
Investment income on Eligible Investments                                                                                  0.00
Cash Released from Additional Loan Account (First Payment Date)                                                        4,064.69
Deposit from Master Servicer to account for non-fully indexed Mortgage Loans
(first two Payment Dates only)                                                                                             0.00
Deposit from Master Servicer for Shortfalls due to Longer Interest Period or Prefunding                                    0.00
Total Deposits                                                                                                   159,605,638.26

Withdrawals
Investment income on Eligible Investments paid to Master Servicer                                                          0.00
Payment pursuant to Section 8.03 of the Indenture                                                                159,605,638.26
Total Withdrawals                                                                                                159,605,638.26

Losses on Eligible Investments                                                                                             0.00
Ending Balance                                                                                                             0.00

POLICY PAYMENTS ACCOUNT

Beginning Balance                                                                                                          0.00
Amount deposited from amounts paid under the Policy                                                                        0.00
Amount transferred to Payment Account                                                                                      0.00
Ending Balance (to be remitted to Credit Enhancer)                                                                         0.00

Cash Released from Principal Reserve Fund                                                                                100.00

DISTRIBUTIONS

Amounts to be Distributed                                                                                        159,605,638.26

Group 1

Investor Interest Collections                                                                                      1,563,431.03

Principal Collections                                                                                              2,500,085.75

Subordinated Transferor Collections                                                                                        0.00

Credit Enhancement Draw Amount                                                                                             0.00

Group 2

Investor Interest Collections                                                                                     15,808,024.87
Principal Collections                                                                                             85,546,788.49

Subordinated Transferor Collections                                                                                        0.01

Credit Enhancement Draw Amount                                                                                             0.00
Transaction Party Fees and Expenses

Group 1

Servicing Fees owing to the Master Servicer for current collection Period                                             75,000.00
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                            75,000.00

Liquidation Expenses and indemnification of payments related to the Class 1-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 1-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   201,627.79
Amount paid to the Loan Insurance Policy Provider                                                                    201,627.79

Premium amount owing to the Insurer                                                                                  273,540.00
Premium amount paid to the Insurer                                                                                   273,540.00

Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 1-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer

Group 2

Servicing Fees owing to the Master Servicer for current collection Period                                            758,331.64
Servicing Fees owing to the Master Servicer for prior collection Periods                                                   0.00
Servicing Fees paid to the Master Servicer                                                                           758,331.64

Liquidation Expenses and indemnification of payments related to the Class 2-A Note owing to the Master Servicer            0.00
Liquidation Expenses and indemnification of payments related to the Class 2-A Note paid to the Master Servicer             0.00

Indenture Trustee Fees owing to the Indenture Trustee                                                                      0.00
Indenture Trustee Fees paid to the Indenture Trustee                                                                       0.00

Amount owing to the Loan Insurance Policy Provider                                                                   868,212.87
Amount paid to the Loan Insurance Policy Provider                                                                    868,212.87

Premium amount owing to the Insurer                                                                                2,765,793.33
Premium amount paid to the Insurer                                                                                 2,765,793.33

Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) owing to the Credit Enhancer
Credit Enhancement Draw Amounts related to the Class 2-A Note                                                              0.00
(together with interest on such amounts) paid to the Credit Enhancer

Interest Payments

Class 1-A
Note Interest owing to Class 1-A Note prior to distributions                                                       1,289,891.03
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                                          0.00
Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 1-A Note prior to distributions                              0.00
Aggregate Investor Interest owing to Class 1-A Note Prior to distributions                                         1,289,891.03
Aggregate Investor Interest paid to Class 1-A Note                                                                 1,289,891.03
Unpaid Investor Interest Shortfall for Class 1-A Note after distributions                                                  0.00
Unpaid Investor Interest Shortfall for Class 1-A Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 1-A Note prior to distributions                                                 0.00
Basis Risk Carryforward paid to the Class 1-A Note                                                                         0.00
Basis Risk Carryforward for the Class 1-A Note remaining after distributions                                               0.00

Class 2-A-1A
Note Interest owing to Class 2-A-1A Note prior to distributions                                                    9,459,200.89
Unpaid Investor Interest Shortfall owing to Class 2-A-1A Note prior to distributions                                       0.00
Unpaid Investor Interest Shortfall owing to Class 2-A-1A Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A-1A Note prior to distributions                           0.00
Aggregate Investor Interest owing to Class 2-A-1A Note Prior to distributions                                      9,459,200.89
Aggregate Investor Interest paid to Class 2-A-1A Note                                                              9,459,200.89
Unpaid Investor Interest Shortfall for Class 2-A-1A Note after distributions                                               0.00
Unpaid Investor Interest Shortfall for Class 2-A-1A Note after distribution
Unpaid Investor Interest Shortfall for Class 2-A-1B Note after distribution
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Class 2-A-1B
Note Interest owing to Class 2-A-1B Note prior to distributions                                                    3,583,030.64
Unpaid Investor Interest Shortfall owing to Class 2-A-1B Note prior to distributions                                       0.00
Unpaid Investor Interest Shortfall owing to Class 2-A-1B Note prior to
distributions per $1,000 of Note Principal Balance prior to the Payment Date                                               0.00
Interest on Unpaid Investor Interest Shortfall owing to Class 2-A-1B Note prior to distributions                           0.00
Aggregate Investor Interest owing to Class 2-A-1B Note Prior to distributions                                      3,583,030.64
Aggregate Investor Interest paid to Class 2-A-1B Note                                                              3,583,030.64
Unpaid Investor Interest Shortfall for Class 2-A-1B Note after distributions                                               0.00
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Basis Risk Carryforward owing to the Class 2-A Notes prior to distributions                                                0.00
Basis Risk Carryforward paid to the Class 2-A Notes                                                                        0.00
Basis Risk Carryforward for the Class 2-A Notes remaining after distributions                                              0.00

Principal Payments

Class 1-A

Investor Loss Amount owing to Class 1-A Note prior to distributions                                                        0.00
Investor Loss Amount paid to Class 1-A Note                                                                                0.00

Investor Loss Reduction Amount owing to Class 1-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 1-A Note                                                                      0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 1-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 1-A Note prior to distributions                                        0.00
Accelerated Principal Payment Amount paid to Class 1-A Note                                                                0.00

Scheduled Principal Collections Payment Amount owing to Class 1-A Note prior to distributions                      2,500,085.75
Scheduled Principal Collections Payment Amount paid to Class 1-A Note                                              2,500,085.75

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Class 2-A

Investor Loss Amount owing to Class 2-A Note prior to distributions                                                        0.00
Investor Loss Amount paid to Class 2-A Note                                                                                0.00

Investor Loss Reduction Amount owing to Class 2-A Note prior to distributions
Investor Loss Reduction Amount paid to Class 2-A Note                                                                      0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions                                            0.00
Investor Loss Reduction Amount for Class 2-A Note remaining after distributions
per $1,000 of Note Principal Balance prior to the Payment Date                                                             0.00

Accelerated Principal Payment Amount owing to Class 2-A Note prior to distributions                                        0.00
Accelerated Principal Payment Amount paid to Class 2-A Note                                                                0.00

Scheduled Principal Collections Payment Amount owing to Class 2-A Note prior to distributions                     85,546,788.49
Scheduled Principal Collections Payment Amount paid to Class 2-A Note                                             85,546,788.49

Transferor Principal Collections (paid to Transferor)                                                                      0.00

Application of Subordinated Transferor Collections

Group 1
Required Amount for Class 1-A Note                                                                                         0.00
Unpaid Required Amount for Class 1-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 1-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 1-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Group 2
Required Amount for Class 2-A Note                                                                                         0.00
Unpaid Required Amount for Class 2-A Note after making distributions above                                                 0.00
Amount of Subordinated Transferor Collections                                                                              0.00
Remaining unpaid Required Amount for Class 2-A Note after application of
Subordinated Transferor Collections                                                                                        0.00

Amount of Allocated Transferor Interest prior to the Payment Date                                                          0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note allocated
to the Allocated Transferor Interest                                                                                       0.00
Amount of Available Transferor Subordinated Amount
prior to the Payment Date                                                                                                  0.00
Investor Loss Amount and Investor Loss Reduction Amount for the Class 2-A Note
allocated to the Available Transferor Subordinated Amount                                                                  0.00

Distributions to Issuer

Group 1
Amount distributed to the Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                            1,835,000.00
Amount distributed to the Issuer from Interest Collections that are not Investor Interest Collections                      0.00
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class 1-A Note                                                                                    0.00
Investor Floating Allocation Percentage for Class 1-A Note                                                              100.00%
Liquidation loss amounts for Mortgage Loans                                                                                0.00
Investor Loss Amount for Class 1-A Note                                                                                    0.00

Group 2
Amount distributed to Issuer for distribution under the Trust Agreement
pursuant to Section 8.03(xvi) of the Indenture                                                                             0.00

Interest Collections that are not Investor Interest Collections for the related Collection Period                          0.00
Transferor Principal Collections in excess of Additional Balances created on
Mortgage Loans during the related Collection period.                                                                       0.00
Allocated Transferor Interest                                                                                              0.00
Required Transferor Subordinated Amount                                                                           18,287,555.23
Amount distributed to Issuer from Interest Collections that are not Investor Interest Collections                          0.01
and Transferor Principal Collections

Supporting Calculations
Investor Loss Amount for Class 2-A Note                                                                                    0.00
Investor Floating Allocation Percentage for Class 2-A Note                                                              100.00%
Liquidation loss amounts for Mortgage Loans                                                                                0.00
Investor Loss Amount for Class 2-A Note                                                                                    0.00

        Delinquency Group Report
        Group 1
        Category          Number     Principal Balance     Percentage
        1 Month             28           890,578.27          0.50%
        2 Month              9           301,400.00          0.17%
        3 Month              0                 0.00          0.00%
        Total               37         1,191,978.27          0.67%

        Delinquency Group Report
        Group 2
        Category          Number     Principal Balance     Percentage
        1 Month            207        17,721,889.36          1.02%
        2 Month             47         3,606,042.75          0.21%
        3 Month              0                 0.00          0.00%
        Total              254        21,327,932.11          1.23%

        Delinquency Group Total Report
        Group Totals
        Category          Number     Principal Balance     Percentage
        1 Month            235        18,612,467.63          0.97%
        2 Month             56         3,907,442.75          0.20%
        3 Month              0                 0.00          0.00%
        Total              291        22,519,910.38          1.18%


        Bankruptcy Group Report
        Group Number    Number of Loans    Principal Balance     Percentage
              1                1               35,000.00           0.02%
              2                3               87,555.23           0.01%
        Total                  4              122,555.23           0.01%


        Foreclosure Group Report
        Group Number    Number of Loans    Principal Balance     Percentage
              1                0                    0.00           0.00%
              2                0                    0.00           0.00%
        Total                  0                    0.00           0.00%


        REO Group Report
        Group Number    Number of Loans    Principal Balance     Percentage
              1                0                    0.00           0.00%
              2                0                    0.00           0.00%
        Total                  0                    0.00           0.00%

Loan Group 1
Optional Servicer Advances (Current Collection Period)                                                               602,001.35
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Loan Group 2
Optional Servicer Advances (Current Collection Period)                                                             6,043,045.67
Optional Servicer Advances (Outstanding from prior Collection Periods)                                                     0.00
Mortgage Loans transferred to the Transferor pursuant to Section 2.06 of the Sale and Servicing Agreement
Count                                                                                                                         0
Asset Balance                                                                                                              0.00

Mortgage Loans for which the Mortgage File was not delivered to the Indenture Trustee within 30 days of the Closing Date
Number                                                                                                                        0
Balance                                                                                                                    0.00

Mortgage Loans repurchased by Sponsor for breach of representations and warranties                                   485,694.39
Mortgage Loans repurchased by Sponsor for Modifications                                                              651,655.67

BALANCE RECONCILIATION

Group 1
Beginning Loan Group Balance                                                                                     179,999,990.77
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                        177,499,914.25
Change in Loan Group Balance                                                                                       2,500,076.52
Principal Collections                                                                                              8,705,828.36
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                       6,205,751.84
Balance Check                                                                                                              0.00

Group 2
Beginning Loan Group Balance                                                                                   1,819,995,944.54
Prefunding Amt                                                                                                             0.00
Ending Loan Group Balance                                                                                      1,734,453,211.51
Change in Loan Group Balance                                                                                      85,542,733.03
Principal Collections                                                                                            133,524,289.32
Liquidation Loss Amount                                                                                                    0.00
Liquidation Recovery Amount                                                                                                0.00
Cumulative Liquidation Loss Amount                                                                                         0.00
Additional Balances during Collection Period                                                                      47,981,556.29
Balance Check                                                                                                             -0.00

OTHER INFORMATION

Loan Group 1
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                     0.00

Interest payments on Mortgage Loans                                                                                1,238,057.47
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                             602,001.35
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                     1,840,058.82
Servicing Fee                                                                                                         75,000.00
Investor Interest Collections                                                                                      1,563,431.03

Beginning Loan Group Balance                                                                                     179,999,990.77
Principal payments on Mortgage Loans                                                                               8,705,828.36
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                    8,705,828.36
Investor Principal Collections                                                                                     8,705,828.36
Additional Balances                                                                                                6,205,751.84
Ending Principal Balances                                                                                        177,499,914.25
Total Collections                                                                                                 10,269,259.39
Scheduled Principal Payment                                                                                        2,500,085.75

Mortgage Loans Average Daily Balance                                                                             180,270,592.89
Number of Mortgage Loans at beginning of Collection Period                                                             5,573.00
Number of Mortgage Loans at end of Collection Period                                                                   5,460.00
Loan Group Balance at beginning of Collection Period                                                             179,999,990.77
Loan Group Balance at end of Collection Period                                                                   177,499,914.25

Note Principal Balance of the Class 1-A Note                                                                     177,499,914.25
Original Note Principal Balance of the Class 1-A Note                                                            180,000,000.00
Class 1-A Factor                                                                                                           0.99

Weighted average remaining term of Mortgage Loans                                                                        289.71
Weighted Average Loan Rate                                                                                           12.267059%
Weighted Average Net Loan Rate                                                                                        6.220256%

Excess Interest                                                                                                            0.00

Loan Group 2
Allocated Transferor Interest (Beginning)                                                                                  0.00
Allocated Transferor Interest (Ending)                                                                                     0.00

Interest payments on Mortgage Loans                                                                               11,391,523.71
Net Liquidation Proceeds (Allocable to Interest)                                                                           0.00
Insurance Proceeds (Allocable to Interest)                                                                                 0.00
Servicer Advance (Allocable to Interest)                                                                           6,043,045.67
Purchase Price per Section 2.02(a) (Allocable to Interest)                                                                 0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Interest)                                                             0.00
Residual Advance                                                                                                           0.00
Total Interest                                                                                                    17,434,569.38
Servicing Fee                                                                                                        758,331.64
Investor Interest Collections                                                                                     15,808,024.87

Beginning Loan Group Balance                                                                                   1,819,995,944.54
Principal payments on Mortgage Loans                                                                             133,524,289.32
Net Liquidation Proceeds (Allocable to Principal)                                                                          0.00
Insurance Proceeds (Allocable to Principal)                                                                                0.00
Purchase Price per Section 2.02(a) (Allocable to Principal)                                                                0.00
Purchase Price (90+ Day Delinquencies) (Allocable to Principal)                                                            0.00
Loans Removed from the Trust by the Servicer per Section 2.06                                                              0.00
Transfer Deposit Amount                                                                                                    0.00
Total Principal                                                                                                  133,524,289.32
Investor Principal Collections                                                                                   133,524,289.32
Additional Balances                                                                                               47,981,556.29
Ending Principal Balances                                                                                      1,734,453,211.51
Total Collections                                                                                                149,332,314.19
Scheduled Principal Payment                                                                                       85,546,788.49

Mortgage Loans Average Daily Balance                                                                           1,789,951,839.03
Number of Mortgage Loans at beginning of Collection Period                                                            25,806.00
Number of Mortgage Loans at end of Collection Period                                                                  25,210.00
Loan Group Balance at beginning of Collection Period                                                           1,819,995,944.54
Loan Group Balance at end of Collection Period                                                                 1,734,453,211.51

Note Principal Balance of the Class 2-A Note                                                                   1,734,453,211.51
Original Note Principal Balance of the Class 2-A Note                                                          1,820,000,000.00
Class 2-A Factor                                                                                                           0.95

Weighted average remaining term of Mortgage Loans                                                                        289.71
Weighted Average Loan Rate                                                                                           11.495320%
Weighted Average Net Loan Rate                                                                                        6.042081%

Excess Interest                                                                                                            0.01

LOAN MODIFICATION SUMMARY

Group 1

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                              0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                           0.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.00%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                            0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                         0.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.00%

Loans with Credit Limit Modification - current                                                                       245,285.00
Loans with Credit Limit Modification - cumulative                                                                    245,285.00
Loans with Credit Limit Modification - % of Initial                                                                       0.01%

Loans with Gross Margin Modification - current                                                                        49,601.48
Loans with Gross Margin Modification - cumulative                                                                     49,601.48
Loans with Gross Margin Modification - % of Initial                                                                       0.00%

Group 2

Loans with Senior Lien Balance Modification(CLTV<80%)-current                                                        172,500.00
Loans with Senior Lien Balance Modification(CLTV<80%)-cumulative                                                     172,500.00
Loans with Senior Lien Balance Modification(CLTV<80%)-% of Initial                                                        0.01%

Loans with Senior Lien Balance Modification(CLTV>80%) - current                                                      231,000.00
Loans with Senior Lien Balance Modification(CLTV>80%) - cumulative                                                   231,000.00
Loans with Senior Lien Balance Modification(CLTV>80%) - % of Initial                                                      0.01%

Loans with Credit Limit Modification - current                                                                     1,078,266.00
Loans with Credit Limit Modification - cumulative                                                                  1,078,266.00
Loans with Credit Limit Modification - % of Initial                                                                       0.05%

Loans with Gross Margin Modification - current                                                                       157,962.53
Loans with Gross Margin Modification - cumulative                                                                    157,962.53
Loans with Gross Margin Modification - % of Initial                                                                       0.01%

CREDIT ENHANCER INFORMATION

Loan Group 1
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                 1,289,891.03

Loan Group 2
Credit Enhancement Draw Amount                                                                                             0.00
Guaranteed Principal Payment Amount                                                                                        0.00
Guaranteed Payment                                                                                                13,042,231.53

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time.

Material breaches of pool asset representations or warranties or transaction covenants.

Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select new pool assets.

Material changes as to how delinquencies, charge-offs and uncollectible accounts are defined or determined, addressing the effect of any grace period, re-aging, restructure, partial payments considered current or other practices on delinquency and loss experience (during the Funding Period).

Describe if the addition, substitution or removal of pool assets had materially changed the composition of the asset pool as a whole. (If so, full updated pool composition information will be required to the extent such information had note been provided previously.

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.
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